Amount Due from/(to) Related Parties - Schedule of Amount Due from/(to) Related Parties (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Solar Bina Engineering Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties			RM 74,034	RM 73,938	$ 16,521	RM 1,697,072	RM 4,411,489
Purchases from related parties							826
Advances to related parties	1,500,000	356,083		400,000	89,375
Reservoir Link Energy Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties			138,170	138,170	30,873
Expenses charged to related parties			50,188	86,864	19,409	93,310	71,352
Finance cost charged by related parties	59,223	14,059	90,097	177,174	39,588	185,515	105,060
Advances to related parties				2,000,000	446,877		2,000,000
RL Sunseap Energy Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	4,360,439	1,035,119	1,000,483	2,629,089	587,440	2,033,049	4,050,456
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	7,368,513	1,749,202	(145,493)	3,053,327	682,231	1,040,060
Purchases from related parties	386,972	91,863	1,799	2,667	596
RL Sigma Engineering Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	2,940,468	698,034
Related Parties [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	14,669,420	3,482,355	1,067,194
Finance cost charged by related parties	59,223	14,059	63,514
Reservoir Link Energy Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Expenses charged to related parties	216,352	51,360	56,441
Mr. Lee Seng Chi [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Rental payment by related parties	156,000	37,033	75,000	217,500	48,598	126,000	102,000
Reservoir Link Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Finance cost charged by related parties			RM (26,583)	RM (26,583)	$ (5,940)	RM 132,817	RM 77,473